Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 4,339	$ 4,623	$ 4,573
Impairment charges	$ 0	$ 0	$ 0